UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

February 26, 2018

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:     Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 414 to the Registration Statement on Form N-1A for the purpose of adding a share class to the Selective Opportunity Fund, to become effective on February 26, 2018.

We certify that the amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth A. Dahl
Elisabeth A. Dahl
Secretary